Derivative financial instruments and hedging activities - Notional Amount of Derivatives by Term to Maturity (Absolute Amounts) (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 23,732,226	$ 20,629,076
Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	500	500
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	9,919,592	8,850,960
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	8,938,413	7,579,943
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	4,874,221	4,198,173
Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,210,251	2,194,763
Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	13,154,831	11,652,181
Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	876,286	719,888
Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	911,806	725,197
Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,725,341	1,746,774
Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	201,289	184,846
Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,162,124	1,789,461
Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	64,031	72,226
Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	66,916	73,337
Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	48,763	20,854
Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	291,724	310,388
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,782,447	2,014,752
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,409,078	3,294,746
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	282,837	83,247
Over-the-counter contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	303,347	77,601
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,691,079	1,715,266
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	80,186	79,264
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	412,053	469,910
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	46,719	54,756
Over-the-counter contracts [member] | Under 1 year [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	50,099	54,985
Over-the-counter contracts [member] | Under 1 year [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,309	2,693
Over-the-counter contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	177,220	201,489
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	427,464	179,624
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	5,990,160	5,026,410
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	407,782	462,599
Over-the-counter contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	410,237	464,906
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	32,474	30,523
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	56,563	50,416
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,117,048	894,250
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	13,963	14,409
Over-the-counter contracts [member] | 1 to 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	13,407	14,969
Over-the-counter contracts [member] | 1 to 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	39,877	14,724
Over-the-counter contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	94,378	90,436
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	340	387
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,755,593	3,331,025
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	185,667	174,042
Over-the-counter contracts [member] | Over 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	198,222	182,690
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,788	985
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	64,540	55,166
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	633,023	425,301
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,349	3,061
Over-the-counter contracts [member] | Over 5 years [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,410	3,383
Over-the-counter contracts [member] | Over 5 years [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,577	3,437
Over-the-counter contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	20,126	18,463
Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	88,682	93,642
Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	68,507	76,235
Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	210,689	258,970
Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	277,401	226,046
Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	373,510	484,240
Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	75	28
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	74,494	56,657
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	58,116	59,840
Exchange-traded contracts [member] | Under 1 year [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	179,681	214,725
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	164,925	107,054
Exchange-traded contracts [member] | Under 1 year [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	205,927	363,947
Exchange-traded contracts [member] | Under 1 year [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	75	28
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	14,188	36,985
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	10,391	16,395
Exchange-traded contracts [member] | 1 to 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	30,768	44,245
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	112,363	118,805
Exchange-traded contracts [member] | 1 to 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	167,350	120,247
Exchange-traded contracts [member] | Over 5 years [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	240
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	113	187
Exchange-traded contracts [member] | Over 5 years [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	233	46
Trading Derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	23,141,360	20,067,095
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	3,172,950	2,186,862
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	12,685,595	11,180,497
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	876,153	719,888
Trading Derivatives [member] | Over-the-counter contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	911,806	725,197
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	1,707,082	1,724,606
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	194,773	177,622
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	2,112,625	1,743,465
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	64,031	72,226
Trading Derivatives [member] | Over-the-counter contracts [member] | Foreign exchange contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	66,916	73,337
Trading Derivatives [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	48,244	20,341
Trading Derivatives [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	282,321	303,893
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	88,682	93,642
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts options written [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	68,507	76,235
Trading Derivatives [member] | Exchange-traded contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	210,689	258,970
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	277,401	226,046
Trading Derivatives [member] | Exchange-traded contracts [member] | Interest rate contracts, Futures short positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	373,510	484,240
Trading Derivatives [member] | Exchange-traded contracts [member] | Foreign exchange contracts, Futures long positions [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	75	28
Other than trading [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	590,866	561,981
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts forward rate agreements [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	37,301	7,901
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	469,236	471,684
Other than trading [member] | Over-the-counter contracts [member] | Interest rate contracts options purchased [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	133
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts forward contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	18,259	22,168
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	6,516	7,224
Other than trading [member] | Over-the-counter contracts [member] | Foreign exchange contracts cross currency interest rate swaps [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	49,499	45,996
Other than trading [member] | Over-the-counter contracts [member] | Credit derivatives [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	519	513
Other than trading [member] | Over-the-counter contracts [member] | Other contracts [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 9,403	$ 6,495